Average Annual Total Returns - AZL DFA Five-Year Global Fixed Income Fund	Apr. 30, 2021
FTSEWorldGovernmentBondIndexYearsCurrencyHedgedinUSDTerms [Member]
Average Annual Return:
1 Year	3.21%	[1]
5 Years	2.36%	[1]
Since Inception	2.12%	[1]
Inception Date	Apr. 27, 2015	[1]
AZL DFA Five-Year Global Fixed Income Fund
Average Annual Return:
1 Year	0.57%
5 Years	1.61%
Since Inception	1.25%
Inception Date	Apr. 27, 2015

[1]	Reflects no deduction for fees, expenses, or taxes.